Quarterly Holdings Report
for

Fidelity® International Discovery K6 Fund

July 31, 2019

IGI-K6-QTLY-0919
1.9893914.100

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
Australia - 2.8%
Bapcor Ltd.	1,049	$4,474
CSL Ltd.	62	9,675
Inghams Group Ltd.	1,199	3,322
Magellan Financial Group Ltd.	140	5,879
National Storage (REIT) unit	3,636	4,074
Pro Medicus Ltd.	28	585

TOTAL AUSTRALIA		28,009

Austria - 1.3%
ams AG (a)	60	3,166
Erste Group Bank AG	204	7,326
Wienerberger AG	126	2,887

TOTAL AUSTRIA		13,379

Bailiwick of Jersey - 0.8%
Experian PLC	260	7,905
Belgium - 1.0%
KBC Groep NV	161	10,387
Bermuda - 0.4%
Hiscox Ltd.	205	4,238
Brazil - 1.1%
BM&F BOVESPA SA	471	5,207
Notre Dame Intermedica Participacoes SA	500	5,725

TOTAL BRAZIL		10,932

Canada - 2.9%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	149	9,133
Constellation Software, Inc.	10	9,514
Dollarama, Inc.	121	4,483
Suncor Energy, Inc.	210	6,026

TOTAL CANADA		29,156

Cayman Islands - 2.6%
Alibaba Group Holding Ltd. sponsored ADR (a)	30	5,193
Meituan Dianping Class B	700	5,660
PagSeguro Digital Ltd. (a)	150	6,522
Tencent Holdings Ltd.	200	9,319

TOTAL CAYMAN ISLANDS		26,694

China - 0.7%
AVIC Jonhon OptronicTechnology Co. Ltd.	500	2,668
Shanghai International Airport Co. Ltd. (A Shares)	400	4,778

TOTAL CHINA		7,446

Denmark - 1.7%
DSV de Sammensluttede Vognmaend A/S	18	1,721
Netcompany Group A/S (a)(b)	128	5,028
ORSTED A/S (b)	86	7,856
SimCorp A/S	32	2,896

TOTAL DENMARK		17,501

France - 6.1%
Capgemini SA	86	10,972
LVMH Moet Hennessy Louis Vuitton SE	35	14,457
Pernod Ricard SA	30	5,282
Sartorius Stedim Biotech	37	5,927
SR Teleperformance SA	44	9,235
VINCI SA	154	15,841

TOTAL FRANCE		61,714

Germany - 8.8%
adidas AG	49	15,706
Akasol AG (a)(b)	33	1,779
Allianz SE	45	10,440
Delivery Hero AG (a)(b)	26	1,254
Deutsche Borse AG	19	2,638
Linde PLC	44	8,463
MTU Aero Engines Holdings AG	45	11,283
Nexus AG	5	177
Rational AG	4	2,728
Rheinmetall AG	35	4,006
SAP SE	187	22,858
Vonovia SE	158	7,741

TOTAL GERMANY		89,073

Hong Kong - 2.5%
AIA Group Ltd.	1,800	18,424
Techtronic Industries Co. Ltd.	866	6,440

TOTAL HONG KONG		24,864

India - 1.8%
HDFC Bank Ltd. sponsored ADR	160	18,397
Indonesia - 0.5%
PT Bank Central Asia Tbk	1,100	2,415
PT Bank Rakyat Indonesia Tbk	7,700	2,440

TOTAL INDONESIA		4,855

Ireland - 1.9%
Cairn Homes PLC (a)	2,833	3,331
Dalata Hotel Group PLC	432	2,224
DCC PLC (United Kingdom)	27	2,286
Kerry Group PLC Class A	94	10,968

TOTAL IRELAND		18,809

Italy - 0.9%
Recordati SpA	211	9,467
Japan - 14.3%
Daiichi Sankyo Kabushiki Kaisha	62	3,768
Fanuc Corp.	100	17,773
Hoya Corp.	200	15,452
Kao Corp.	100	7,298
Keyence Corp.	15	8,704
Lasertec Corp.	100	4,844
Minebea Mitsumi, Inc.	400	6,827
Misumi Group, Inc.	100	2,274
MonotaRO Co. Ltd.	200	4,405
Nidec Corp.	23	3,111
Nintendo Co. Ltd.	9	3,311
Oracle Corp. Japan	100	8,346
ORIX Corp.	1,000	14,353
Persol Holdings Co., Ltd.	200	4,885
Recruit Holdings Co. Ltd.	200	6,773
Relo Group, Inc.	300	8,000
Shimadzu Corp.	100	2,425
Shiseido Co. Ltd.	26	1,913
SMC Corp.	15	5,496
SoftBank Corp.	200	10,212
Terumo Corp.	135	3,929

TOTAL JAPAN		144,099

Malta - 0.0%
Kambi Group PLC (a)	2	26
Netherlands - 6.2%
Adyen BV (a)(b)	3	2,282
Airbus Group NV	65	9,188
ASML Holding NV (Netherlands)	76	16,935
Basic-Fit NV (a)(b)	105	3,319
IMCD Group BV	63	5,572
NXP Semiconductors NV	33	3,412
Unilever NV	368	21,331

TOTAL NETHERLANDS		62,039

New Zealand - 1.8%
EBOS Group Ltd.	405	6,624
Fisher & Paykel Healthcare Corp.	444	4,786
Ryman Healthcare Group Ltd.	789	6,653

TOTAL NEW ZEALAND		18,063

Norway - 2.2%
Adevinta ASA:
Class A (a)	299	3,356
Class B	86	956
Equinor ASA	555	9,957
Schibsted ASA (A Shares)	275	7,433

TOTAL NORWAY		21,702

South Africa - 1.1%
Clicks Group Ltd.	197	2,798
Naspers Ltd. Class N	32	7,800

TOTAL SOUTH AFRICA		10,598

Spain - 1.4%
Cellnex Telecom SA (b)	139	5,215
Masmovil Ibercom SA (a)	375	8,510

TOTAL SPAIN		13,725

Sweden - 2.9%
ASSA ABLOY AB (B Shares)	254	5,826
Indutrade AB	290	8,237
Securitas AB (B Shares)	265	4,114
Telefonaktiebolaget LM Ericsson (B Shares)	1,268	11,094

TOTAL SWEDEN		29,271

Switzerland - 11.4%
Forbo Holding AG (Reg.)	2	3,125
Kaba Holding AG (B Shares) (Reg.)	5	3,670
Lonza Group AG	30	10,295
Medacta Group SA (b)	12	1,050
Nestle SA (Reg. S)	381	40,415
Partners Group Holding AG	12	9,583
Roche Holding AG (participation certificate)	102	27,302
Schindler Holding AG (participation certificate)	20	4,629
Sika AG	59	8,543
Swiss Re Ltd.	66	6,408

TOTAL SWITZERLAND		115,020

United Kingdom - 14.2%
Anglo American PLC (United Kingdom)	123	3,050
AstraZeneca PLC (United Kingdom)	224	19,352
Beazley PLC	788	5,525
BHP Billiton PLC	179	4,268
Big Yellow Group PLC	295	3,548
BP PLC	3,998	26,454
Bunzl PLC	328	8,576
Compass Group PLC	281	7,109
Cranswick PLC	49	1,586
Dechra Pharmaceuticals PLC	157	5,625
Diageo PLC	405	16,889
Fever-Tree Drinks PLC	31	881
HomeServe PLC	350	4,857
John David Group PLC	527	4,164
JTC PLC (b)	561	2,412
Keywords Studios PLC	137	2,771
London Stock Exchange Group PLC	102	8,219
Network International Holdings PLC (b)	240	1,789
Ocado Group PLC (a)	257	3,893
Prudential PLC	260	5,349
Rio Tinto PLC	54	3,049
Rotork PLC	941	3,530
Trainline PLC (b)	129	671

TOTAL UNITED KINGDOM		143,567

United States of America - 2.7%
Marsh & McLennan Companies, Inc.	56	5,533
MasterCard, Inc. Class A	40	10,891
Visa, Inc. Class A	63	11,214

TOTAL UNITED STATES OF AMERICA		27,638

TOTAL COMMON STOCKS
(Cost $958,829)		968,574

Investment Companies - 2.2%
United States of America - 2.2%
iShares MSCI India ETF
(Cost $23,542)	661	21,813

Money Market Funds - 0.5%
Fidelity Cash Central Fund 2.43% (c)
(Cost $4,951)	4,951	4,951
TOTAL INVESTMENT IN SECURITIES - 98.7%
(Cost $987,322)		995,338
NET OTHER ASSETS (LIABILITIES) - 1.3%		13,274
NET ASSETS - 100%		$1,008,612

Security Type Abbreviations

ETF – Exchange-Traded Fund

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $32,655 or 3.2% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$322
Total	$322

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees(the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.